Consolidation of Variable Interest Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
John Keeler & Co., Inc. [Member]
Schedule of Assets, Liabilities and Non-controlling Interest Related to Strike

The information below represents the assets, liabilities and non-controlling interest related to Strike as of September 30, 2018 and December 31, 2017.

September 30, 2018

Assets	$181,962
Liabilities	26,116
Non-controlling interest	(488,759)

December 31, 2017

Assets	$422,358
Liabilities	318,073
Non-controlling interest	(424,081)

The information below represents the assets, liabilities and non-controlling interest related to Strike as of December 31, 2017 and December 31, 2016.

December 31, 2017

Assets	$422,358
Liabilities	318,073
Non-controlling interest	(424,081)

December 31, 2016
Assets	$187,013
Liabilities	40,329
Non-controlling interest	(373,365)